UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
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             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21352

                        SEI OPPORTUNITY MASTER FUND, L.P.
               (Exact name of registrant as specified in charter)
                                    --------


                            One Freedom Valley Drive
                                 Oaks, PA 19456
               (Address of principal executive offices) (Zip code)

                                Timothy D. Barto
                   c/o SEI Investments Management Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (610) 676-1114

                     DATE OF FISCAL YEAR END: MARCH 31, 2007

                     DATE OF REPORTING PERIOD: JUNE 30, 2006

ITEM 1.   SCHEDULE OF INVESTMENTS







    SEI OPPORTUNITY MASTER FUND, L.P.

    Quarterly Report (Unaudited)

    June 30, 2006

                                                  SEI Opportunity Master Fund, L.P.
                                                 Schedule of Investments (Unaudited)
                                                            June 30, 2006

                                                  FIRST                                             % OF
                                               ACQUISITION                                         MEMBERS'
INVESTMENTS IN INVESTMENT FUNDS*                   DATE           COST          FAIR VALUE         CAPITAL           LIQUIDITY**
-----------------------------------------------------------------------------------------------------------------------------------
Convertible Bond Hedging:
   Alta Partners Discount Convertible
      Arbitrage, LP                             10/01/2003   $    6,390,150   $    6,203,779          1.11%            Quarterly
   Lydian Partners II, LP                       10/01/2003       20,910,000       23,202,864          4.16             Quarterly
                                                             -------------------------------------------------
Total Convertible Bond Hedging                                   27,300,150       29,406,643          5.27


Credit Hedging:
   Canyon Value Realization Fund, LP            10/01/2003       12,040,000       14,309,303          2.58             Quarterly
   Ore Hill Fund, LP                            10/01/2004       11,480,000       13,900,223          2.49            Semi-annual
   Solus, LLC                                   01/01/2004        9,716,286       12,385,598          2.22             Quarterly
   Southpaw Credit Opportunity Partners,
      LP                                        08/01/2005       14,250,000       15,299,930          2.74             Quarterly
   Strategic Value Credit Opportunities                                                                             1 year lock-up,
      Fund, LP                                  09/01/2005       29,000,000       31,203,344          5.59               Annual
                                                             -------------------------------------------------
Total Credit Hedging                                             76,486,286       87,098,398         15.62


Distressed Debt:
   Highland Crusader Fund, LP                   12/01/2005       19,000,000       22,349,056          4.00             Quarterly
   Strategic Value Restructuring Fund, LP       01/01/2006       20,000,000       21,520,446          3.86               Annual
                                                             -------------------------------------------------
Total Distressed Debt                                            39,000,000       43,869,502          7.86


Equity Market Neutral:
   Analytic Global Opportunity Fund I,
     Ltd. (b)                                   05/01/2006        6,804,000        6,463,868          1.16               Monthly
   Analytic Japanese Equity Market Neutral
     Offshore, Ltd. (b)                         05/01/2006        7,938,000        7,900,035          1.42               Monthly
   Analytic US Market Neutral II, LLC           05/01/2006        7,938,000        8,236,972          1.48               Monthly
   Thales Fund, LP                              10/01/2003       24,016,000       27,595,184          4.94              Quarterly
                                                             -------------------------------------------------
Total Equity Market Neutral                                      46,696,000       50,196,059          9.00


Fixed Income:
   Nayan Capital Fund Limited (b)               07/01/2005       31,000,000       32,794,362          5.88               Monthly
   Smith Breeden Mortgage Partners, LP          11/01/2005       31,000,000       32,159,947          5.76              Quarterly
                                                             -------------------------------------------------
                                                                 62,000,000       64,954,309         11.64
Total Fixed Income

                                                  SEI Opportunity Master Fund, L.P.
                                           Schedule of Investments (continued) (Unaudited)
                                                            June 30, 2006

                                                  FIRST                                             % OF
                                               ACQUISITION                                         MEMBERS'
INVESTMENTS IN INVESTMENT FUNDS*                   DATE           COST          FAIR VALUE         CAPITAL           LIQUIDITY*
-----------------------------------------------------------------------------------------------------------------------------------
Global Macro:
   Bridgewater Pure Alpha Fund II,
      LLC  (c)                                  10/01/2005   $  16,389,000     $  17,260,645          3.09%             Monthly
   First Quadrant Global Macro Fund,
      Ltd. (b)                                  12/01/2005      26,000,000        25,841,823          4.63              Monthly
                                                             -------------------------------------------------
                                                                42,389,000        43,102,468          7.72
Total Global Macro


Long/Short Equity:
   Alydar QP Fund, LP                           02/01/2004      19,326,059        20,935,026          3.75             Quarterly
   Boathouse Row I, LP                          01/01/2006      15,000,000        16,119,511          2.89             Quarterly
   Fuller and Thaler International Long
      Short Fund, LP                            11/01/2005      18,000,000        17,661,955          3.16             Quarterly

   Hayground Cove Turbo Fund, LP                04/01/2005      14,450,000        16,866,312          3.02              Monthly

   Highline Capital Partners QP, LP             01/01/2006      16,775,688        17,224,308          3.09             Quarterly

   Southport Millenium Fund, LP                 10/01/2003      18,173,000        21,010,723          3.77             Quarterly

   SuNova Partners, LP                          10/01/2003      13,842,000        15,932,183          2.85             Quarterly

   The Steeple Capital Fund II, LP              11/01/2005      14,250,000        15,086,353          2.70             Quarterly

   Third Coast Capital QP Fund, LP              05/01/2005      10,000,000        11,483,642          2.06             Quarterly

   Waterloo Partners, LP                        03/01/2006      20,000,000        20,676,500          3.71             Quarterly
                                                             -------------------------------------------------
Total Long/Short Equity                                        159,816,747       172,996,513         31.00


Multi-Strat:
   LibertyView Leverage Plus Fund,
      Ltd. (b)                                  10/01/2003      23,716,000        25,684,134          4.60              Monthly

   Vicis Capital (b)                            09/01/2005      24,000,000        26,905,027          4.82             Quarterly
                                                             -------------------------------------------------
Total Multi-Strat                                               47,716,000        52,589,161          9.42
                                                             -------------------------------------------------
Total Investments                                            $ 501,404,183 (a) $ 544,213,053         97.53%
                                                             =================================================

Percentages are based on Members' Capital of $558,013,509.

                        SEI Opportunity Master Fund, L.P.
                 Schedule of Investments (continued) (Unaudited)
                                  June 30, 2006

* Investment funds are non-income producing.

** Available frequency of redemptions after initial lock-up period.

(a) The aggregate cost of investments for tax purposes was $501,404,183. Net unrealized appreciation on investments for tax purposes was $42,808,870 consisting of $43,869,560 of gross unrealized appreciation and $1,060,690 of gross unrealized depreciation.

(b) Domiciled in the Cayman Islands. The total value of such investments as of June 30, 2006 was $125,589,249 and represented 22.50% of Members' Capital.

(c) Domiciled in the British Virgin Islands. The total value of such investments as of June 30, 2006 was $17,260,645 and represented 3.09% of Members' Capital.

The investments in Investment Funds shown above, representing 97.53% of Members' Capital, have been fair valued in accordance with procedures established by the Board of Directors.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

ITEM 2.  CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.   EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


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

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                   SEI Opportunity Master Fund, L.P.


By (Signature and Title)*                      /s/ Robert A. Nesher
                                               -----------------------
                                               Robert A. Nesher
                                               President

Date:  August 28, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                      /s/ Robert A. Nesher
                                               -----------------------
                                               Robert A. Nesher
                                               President

Date: August 28, 2006



By (Signature and Title)*                      /s/ Michael J. Leahy
                                               -----------------------
                                               Michael J. Leahy
                                               Treasurer


Date: August 28, 2006

* Print the name and title of each signing officer under his or her signature.